Provision for Tax, Civil and Labor Risks (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 1,203,170	R$ 1,415,537
Additions	1,538,198	515,700
Reversals	(340,249)	(393,053)
Payments	(357,097)	(477,920)
Interest	187,773	144,689
Exchange rate variation	319	(1,783)
Ending balance	2,232,114	1,203,170
Current provisions	692,650	720,187
Non-current provisions	1,539,464	482,983
Tax [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	321,995	399,675
Additions	1,160,051	100,454
Reversals	(126,200)	(66,405)
Payments	(99,408)	(164,104)
Interest	83,228	52,426
Exchange rate variation		(51)
Ending balance	1,339,666	321,995
Labor [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	435,929	526,710
Additions	325,086	359,512
Reversals	(163,016)	(240,152)
Payments	(232,264)	(270,771)
Interest	70,376	62,135
Exchange rate variation	311	(1,505)
Ending balance	436,422	435,929
Civil And Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	352,414	358,304
Additions	53,061	55,734
Reversals	(42,922)	(48,480)
Payments	(25,425)	(43,045)
Interest	34,169	30,128
Exchange rate variation	8	(227)
Ending balance	371,305	352,414
Contingent Liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	92,832	130,848
Additions
Reversals	(8,111)	(38,016)
Payments
Interest
Exchange rate variation
Ending balance	R$ 84,721	R$ 92,832